UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MEAG New York Corporation
Address: 540 Madison Ave 6th floor
New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kerris Wigfall
Title: Chief Compliance Officer
Phone: 212-583-4835

Signature, Place, and Date of Signing:
____________________ _____________________________ __________
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	MEAG New York Corporation
[Repeat as necessary.]
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $159,352
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 			MEAG NY Corp

[Repeat as necessary.]

NAME OF ISSUER           TITLE OF CLASS   CUSIP          VALUE    SHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                         NUMBER       (x$1000)    PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
AAG Holding Co. Inc.     Preferred     000336206           365     15,000PRN            SOLE
AEGON N.V.               Preferred     007924301         2,967    145,858PRN            SOLE
AEGON N.V.               Preferred     N00927306           430     20,000PRN            SOLE
Axis Capital Holdings LtdPreferred     G0692U208         4,198    169,600PRN            SOLE
BB&T Capital Trust V     Preferred     05530J205         1,224     45,000PRN            SOLE
BNY Capital V            Preferred     09656H209         3,427    136,067PRN            SOLE
Bank of Nova Scotia, The Preferred     064149818           442     20,000PRN            SOLE
CoBank, ACB              Preferred     19075Q409         3,131     60,000PRN            SOLE
Comcast Corp. New        Preferred     20030N408         1,775     70,000PRN            SOLE
Comcast Corp. New        Preferred     20030N309           291     11,400PRN            SOLE
Corporate Backed Trust   Preferred     21988G262         1,250     50,000PRN            SOLE
Corporate Backed Trust   Preferred     21988G346         1,347     54,000PRN            SOLE
Corporate Backed Trust   Preferred     21988K701         2,219     98,600PRN            SOLE
Dummy Verisk Analytics ClCommon Stock                    9,452    558,600 SH            SOLE
Enbridge Inc.            Preferred     29250N204           482     20,000PRN            SOLE
Endurance Specialty HldgsPreferred     29267H208         4,360    177,500PRN            SOLE
Entergy Mississippi Inc. Preferred     29364N868           772     30,000PRN            SOLE
Everest Re Capital Trust Preferred     29980R202           325     15,000PRN            SOLE
FPL Group Capital Inc.   Preferred     302570403           776     30,000PRN            SOLE
FPL Group Capital Trust IPreferred     30257V207         1,004     40,000PRN            SOLE
Firstar Realty LLC       Preferred     33765A202         1,713      2,000PRN            SOLE
General Electric Capital Preferred     369622493         1,076     43,900PRN            SOLE
HSBC Finance Corp.       Preferred     40429C607           576     25,000PRN            SOLE
HSBC Finance Corp.       Preferred     40429C201           627     25,000PRN            SOLE
Lincoln National Capital Preferred     53404M201         1,608     67,700PRN            SOLE
M & T Capital Trust IV   Preferred     55292C203           818     30,000PRN            SOLE
Markel Corp.             Preferred     570535203         1,579     60,000PRN            SOLE
Morgan Stanley Capital TrPreferred     617466206           356     17,200PRN            SOLE
National Bank of Canada  Preferred     633067517           400     20,000PRN            SOLE
Natl Rural Util.Coop.Fin.Preferred     637432873           341     14,088PRN            SOLE
Natl Rural Util.Coop.Fin.Preferred     637432709           835     32,714PRN            SOLE
Nexen Inc.               Preferred     65334H508         4,250    170,000PRN            SOLE
PNC Capital Trust D      Preferred     69350H202           418     17,500PRN            SOLE
PNC Financial Services GrPreferred     693475AJ4         5,177  5,000,000PRN            SOLE
PNC Financial Services GrPreferred     693475881           274      9,400PRN            SOLE
PPL Electric Utilities CoPreferred     69351U863         4,975    200,000PRN            SOLE
PPlus Trust              Preferred     73941X403           506     20,000PRN            SOLE
PartnerRe Ltd.           Preferred     G6852T204         2,052     83,000PRN            SOLE
PreferredPlus Trust      Preferred     740434717           251      9,700PRN            SOLE
Prudential PLC           Preferred     G7293H114         2,788    115,000PRN            SOLE
REPSOL INTERNATL CAPITAL Preferred     G7513K103         4,507    177,500PRN            SOLE
RenaissanceRe Holdings LtPreferred     G7498P200         3,612    145,000PRN            SOLE
RenaissanceRe Holdings LtPreferred     G7498P309           963     45,000PRN            SOLE
Royal Bank of Canada     Preferred     780085247           787     40,000PRN            SOLE
SVB Capital II           Preferred     86959H201         1,160     50,000PRN            SOLE
Santander Finance Pfd S.APreferred     80281R706         1,751     70,000PRN            SOLE
Southern California EdisoPreferred     842400749         7,600     80,000PRN            SOLE
Torchmark Capital Trust IPreferred     89102W208         1,265     51,087PRN            SOLE
TransCanada PipeLines LtdPreferred     893526699           478     10,000PRN            SOLE
U.S. Bancorp             Common Stock  902973304        61,847  2,389,755 SH            SOLE
Viacom Inc.              Preferred     92553P300         2,535    101,764PRN            SOLE
Xcel Energy Inc.         Preferred     98389B886         1,990     73,700PRN            SOLE